Disciplined Value Emerging Markets Equity Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%
Series I
Prospectus [Line Items]
Average Annual Return, Percent	31.88%	7.79%	8.50%
Series II
Prospectus [Line Items]
Average Annual Return, Percent	31.68%	7.58%	8.28%
NAV
Prospectus [Line Items]
Average Annual Return, Percent	32.00%	7.83%	8.56%